EARNINGS (LOSS) PER SHARE (Details 1) - shares	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Anti-dilutive shares	8,080,571			17,767,643
Warrant [Member]
Anti-dilutive shares	955,500			1
Convertible Class C Preferred Shares [Member]
Anti-dilutive shares				1,411,692
Convertible Notes And Accrued Interest [Member]
Anti-dilutive shares	354,365			16,355,950
Convertible Class C Preferred Shares [Member]
Anti-dilutive shares	6,770,706